Leases and Commitments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Leases and Commitments
Summary of lease term and discount rate

Lease term and discount rate	June 30, 2023
Weighted average remaining lease term	1.49 Years
Weighted average discount rate	5.0%

Lease term and discount rate	December 31, 2022
Weighted average remaining lease term	1.85 years
Weighted average discount rate	5.0%

Summary of lease termination

June 30, 2023
Leases terminated	4
Lease termination fees	$10,932
Right-of-use assets derecognized upon lease termination	$82,095
Lease liabilities derecognized upon lease termination	$77,648
Loss recognized upon lease termination	$178

Summary of balance sheet information related to leases

	June 30, 2023	December 31, 2022
Right-of-use assets
Operating lease right-of-use assets	$205,976	$315,765

Operating lease liabilities
Short-term operating lease liabilities	$139,056	$177,795
Long-term operating lease liabilities	41,978	102,407
Total operating lease liabilities	$181,034	$280,202

December 31, 2022
Right-of-use assets
Operating lease right-of-use assets	$315,765

Operating lease liabilities
Short-term operating lease liabilities	$177,795
Long-term operating lease liabilities	102,407
Total operating lease liabilities	$280,202

Summary of future maturities of ASC 842 lease liabilities

		Imputed
	Principal Payments	Interest Payments	Total Payments
2023	$76,285	$3,545	$79,830
2024	81,243	2,418	83,661
2025	22,909	392	23,301
2026	598	—	598
Total future maturities	$181,035	$6,355	$187,390

	Principal Payments	Imputed Interest Payments	Total Payments
2023	$177,795	$7,930	$185,725
2024	67,882	3,027	70,909
2025	33,774	551	34,325
2026	751	—	751
Total future maturities	$280,202	$11,508	$291,710

Summary of total lease expense, under ASC 842, was included in selling, general, and administrative expenses in consolidated statement of operations

	Three months ended		Six months ended
	June 30,		June 30,
	2023	2022	2023	2022
Operating lease expense – fixed payments	$46,402	$—	$129,436	$—
Short term lease expense	15,620	—	37,552	—
Total lease expense	$62,022	$—	$166,988	$—

Year Ended December 31, 2022
Operating lease expense – fixed payments	$276,562
Short term lease expense	90,159
Total lease expense	$366,721

Summary of supplemental cash flows information related to leases

Six Months Ended
June 30, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(104,817)

Year Ended December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$258,892

Schedule of future minimum lease obligations

Years Ending December 31,	Amount
2022	$370,493
2023	76,725
2024	66,427
2025	59,157
2026	4,669
Total future minimum lease obligations	$577,471

Summary of future service plan obligations

Future Financial Liability Obligations	Amount
2023	$118,860
2024	88,760
Total future financial liability obligations	$207,620